Cover Page	May 07, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2020
Entity Registrant Name	SPECTRUM PHARMACEUTICALS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35006
Entity Tax Identification Number	93-0979187
Entity Address, Address Line One	11500 South Eastern Avenue
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	702
Local Phone Number	835-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SPPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000831547